Document and Entity Information	0 Months Ended
Dec. 30, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Dec 30, 2011
Registrant Name	SARATOGA ADVANTAGE TRUST
Central Index Key	0000924628
Amendment Flag	false
Document Creation Date	Apr 20, 2012
Document Effective Date	Apr 24, 2012
Prospectus Date	Dec 30, 2011

U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class A

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class A
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	[1]	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[2]	none
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information - Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class A
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.51%
Total Annual Portfolio Operating Expenses	1.38%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class A	707	987	1,287	2,137

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class A	707	987	1,287	2,137

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information - Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	707
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	987
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,287
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	707
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	987
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,287
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information - Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)

Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class A

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 6 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class A
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	[1]	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[2]	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information -Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information - Contingent Deferred Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class A
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.97%
Total Annual Portfolio Operating Expenses	1.92%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class A	759	1,143	1,552	2,689

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class A	759	1,143	1,552	2,689

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information -Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	759
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,689
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	759
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,143
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,552
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,689
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 6 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information -Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information - Contingent Deferred Sales Charge" section.)

Municipal Bond Portfolio | Municipal Bond Portfolio Class A

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 12 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 4 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Municipal Bond Portfolio Municipal Bond Portfolio Class A
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	[1]	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[2]	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information -Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information - Contingent Deferred Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Municipal Bond Portfolio Municipal Bond Portfolio Class A
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		0.40%
Other Expenses		1.05%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Portfolio Operating Expenses		2.02%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfoliofor the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Municipal Bond Portfolio Municipal Bond Portfolio Class A	768	1,172	1,600	2,788

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Municipal Bond Portfolio Municipal Bond Portfolio Class A	768	1,172	1,600	2,788

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Municipal Bond Portfolio | Municipal Bond Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfoliofor the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.02%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information -Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	768
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,172
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,788
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	768
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,172
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,600
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,788
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 12 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 4 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information -Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information - Contingent Deferred Sales Charge" section.)
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Large Cap Value Portfolio | Large Cap Value Portfolio Class A

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO”, subsection “Fees and Expenses” located on page 18 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Large Cap Value Portfolio Large Cap Value Portfolio Class A
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	[1]	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[2]	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Large Cap Value Portfolio Large Cap Value Portfolio Class A
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.97%
Total Annual Portfolio Operating Expenses	2.02%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Value Portfolio Large Cap Value Portfolio Class A	768	1,172	1,600	2,788

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Value Portfolio Large Cap Value Portfolio Class A	768	1,172	1,600	2,788

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Large Cap Value Portfolio | Large Cap Value Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.02%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	768
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,172
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,788
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	768
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,172
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,600
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,788
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO”, subsection “Fees and Expenses” located on page 18 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)

Large Cap Growth Portfolio | Large Cap Growth Portfolio Class A

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, subsection “Fees and Expenses” located on page 23 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Large Cap Growth Portfolio Large Cap Growth Portfolio Class A
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	[1]	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[2]	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information- Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information - Contingent Deferred Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Large Cap Growth Portfolio Large Cap Growth Portfolio Class A
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.84%
Total Annual Portfolio Operating Expenses	1.89%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio Large Cap Growth Portfolio Class A	756	1,135	1,538	2,659

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio Large Cap Growth Portfolio Class A	756	1,135	1,538	2,659

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Large Cap Growth Portfolio | Large Cap Growth Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information- Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	756
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,659
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	756
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,135
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,538
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,659
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, subsection “Fees and Expenses” located on page 23 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information- Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information - Contingent Deferred Sales Charge" section.)

Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class A

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 29 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 4 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Mid Capitalization Portfolio Mid Capitalization Portfolio - Class A
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	[1]	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[2]	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.).
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Mid Capitalization Portfolio Mid Capitalization Portfolio - Class A
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.40%
Other Expenses		1.09%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses		2.25%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Capitalization Portfolio Mid Capitalization Portfolio - Class A	790	1,238	1,711	3,011

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Capitalization Portfolio Mid Capitalization Portfolio - Class A	790	1,238	1,711	3,011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.25%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	790
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,711
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,011
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	790
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,238
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,711
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,011
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 29 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 4 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.).
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Small Cap Portfolio | Small Cap Portfolio Class A

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 36 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 4 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Small Cap Portfolio Small Cap Portfolio Class A
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	[1]	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[2]	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Small Cap Portfolio Small Cap Portfolio Class A
Management Fees		0.65%
Distribution and/or Service ( 12b-1) Fees		0.40%
Other Expenses		1.09%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses		2.15%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expense in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Portfolio Small Cap Portfolio Class A	781	1,209	1,663	2,915

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Portfolio Small Cap Portfolio Class A	781	1,209	1,663	2,915

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Small Cap Portfolio | Small Cap Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.15%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expense in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	781
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,209
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,663
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,915
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	781
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,209
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,663
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,915
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 36 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 4 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expense in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

International Equity Portfolio | International Equity Portfolio Class A

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses” located on page 41 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		International Equity Portfolio International Equity Portfolio Class A
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	[1]	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[2]	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information - Contingent Deferred Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	International Equity Portfolio International Equity Portfolio Class A
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	1.99%
Total Annual Portfolio Operating Expenses	3.14%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Portfolio International Equity Portfolio Class A	874	1,488	2,125	3,825

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Portfolio International Equity Portfolio Class A	874	1,488	2,125	3,825

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
International Equity Portfolio | International Equity Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	1.99%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.14%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	874
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,125
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,825
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	874
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,488
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,125
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,825
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses” located on page 41 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information - Contingent Deferred Sales Charge" section.)

Health & Biotchnology Portfolio | Health & Biotechnology Portfolio Class A

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO”, subsection “Fees and Expenses” located on page 47 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class A
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	[1]	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[2]	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information- Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information - Contingent Deferred Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Operating Expenses	Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class A
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	1.09%
Total Annual Portfolio Operating Expenses	2.74%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class A	836	1,376	1,941	3,469

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class A	836	1,376	1,941	3,469

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Health & Biotchnology Portfolio | Health & Biotechnology Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.74%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information- Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	836
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,941
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,469
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	836
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,376
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,941
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,469
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO”, subsection “Fees and Expenses” located on page 47 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information- Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information - Contingent Deferred Sales Charge" section.)

Technology & Communications Portfolio | Technology & Communications Portfolio Class A

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, subsection “Fees and Expenses” located on page 54 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 4 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Technology & Communications Portfolio Technology & Communications Portfolio Class A
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	[1]	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[2]	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Technology & Communications Portfolio Technology & Communications Portfolio Class A
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		0.40%
Other Expenses		1.02%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses		2.68%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratios in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Technology & Communications Portfolio Technology & Communications Portfolio Class A	831	1,359	1,913	3,414

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Technology & Communications Portfolio Technology & Communications Portfolio Class A	831	1,359	1,913	3,414

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Technology & Communications Portfolio | Technology & Communications Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.68%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratios in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	831
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,414
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	831
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,359
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,913
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,414
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, subsection “Fees and Expenses” located on page 54 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 4 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratios in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Financial Services Portfolio | Financial Services Portfolio Class A

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO”, subsection “Fees and Expenses” located on page 62 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Financial Services Portfolio Financial Services Portfolio Class A
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	[1]	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[2]	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Financial Services Portfolio Financial Services Portfolio Class A
Management Fees	1.25%
Distribution and/or Service ( 12b-1) Fees	0.40%
Other Expenses	2.96%
Total Annual Portfolio Operating Expenses	4.61%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Financial Services Portfolio Financial Services Portfolio Class A	1,010	1,886	2,769	5,006

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Financial Services Portfolio Financial Services Portfolio Class A	1,010	1,886	2,769	5,006

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Financial Services Portfolio | Financial Services Portfolio Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	2.96%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	4.61%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,010
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,886
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,769
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,006
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,010
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,886
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,769
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,006
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO”, subsection “Fees and Expenses” located on page 62 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)

Energy & Basic Materials Portfolio | Energy & Basic Materials Class A

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO”, subsection “Fees and Expenses” located on page 69 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Energy & Basic Materials Portfolio Energy & Basic Materials Class A
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	[1]	5.75%
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[2]	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Energy & Basic Materials Portfolio Energy & Basic Materials Class A
Management Fees	1.25%
Distribution and/or Service ( 12b-1) Fees	0.40%
Other Expenses	1.43%
Total Annual Portfolio Operating Expenses	3.08%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Energy & Basic Materials Portfolio Energy & Basic Materials Class A	868	1,471	2,098	3,772

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Energy & Basic Materials Portfolio Energy & Basic Materials Class A	868	1,471	2,098	3,772

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Energy & Basic Materials Portfolio | Energy & Basic Materials Class A
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	1.43%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.08%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	868
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,098
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,772
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	868
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,471
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,098
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,772
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class A Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO”, subsection “Fees and Expenses” located on page 69 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)

U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class B

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U. S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class B
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		none
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class B
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.56%
Total Annual Portfolio Operating Expenses	2.03%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class B	706	937	1,293	2,101

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class B	206	637	1,093	2,101

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.03%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	706
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,293
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,101
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,101
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U. S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class B

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 6 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information- Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class B
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.96%
Total Annual Portfolio Operating Expenses	2.51%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class B	754	1,082	1,535	2,600

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class B	254	782	1,335	2,600

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.51%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information- Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	754
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,082
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,535
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,600
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	254
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	782
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,600
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 6 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information- Reduced Sales Charge" section.)

Municipal Bond Portfolio | Municipal Bond Portfolio Class B

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 11of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Municipal Bond Portfolio Municipal Bond Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Municipal Bond Portfolio Municipal Bond Portfolio Class B
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		0.91%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Portfolio Operating Expenses		2.48%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Municipal Bond Portfolio Municipal Bond Portfolio Class B	751	1,073	1,521	2,569

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Municipal Bond Portfolio Municipal Bond Portfolio Class B	251	773	1,321	2,569

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Municipal Bond Portfolio | Municipal Bond Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.48%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	751
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,073
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,569
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	251
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	773
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,321
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,569
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 11of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Large Cap Value Portfolio | Large Cap Value Portfolio Class B

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO”, subsection “Fees and Expenses” located on page 16 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Large Cap Value Portfolio Large Cap Value Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Large Cap Value Portfolio Large Cap Value Portfolio Class B
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.94%
Total Annual Portfolio Operating Expenses	2.59%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Value Portfolio Large Cap Value Portfolio Class B	762	1,105	1,575	2,681

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Value Portfolio Large Cap Value Portfolio Class B	262	805	1,375	2,681

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Large Cap Value Portfolio | Large Cap Value Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.59%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	762
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,105
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,681
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	262
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	805
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,375
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,681
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO”, subsection “Fees and Expenses” located on page 16 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Large Cap Growth Portfolio | Large Cap Growth Portfolio Class B

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, subsection “Fees and Expenses” located on page 21 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Large Cap Growth Portfolio Large Cap Growth Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Large Cap Growth Portfolio Large Cap Growth Portfolio Class B
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.87%
Total Annual Portfolio Operating Expenses	2.52%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio Large Cap Growth Portfolio Class B	755	1,085	1,540	2,610

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio Large Cap Growth Portfolio Class B	255	785	1,340	2,610

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Large Cap Growth Portfolio | Large Cap Growth Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.52%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	755
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,085
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,540
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,610
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	255
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	785
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,340
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,610
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, subsection “Fees and Expenses” located on page 21 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class B

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 26 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Mid Capitalization Portfolio Mid Capitalization Portfolio - Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Mid Capitalization Portfolio Mid Capitalization Portfolio - Class B
Management Fees		0.75%
Distribution and/or Service ( 12b-1) Fees		1.00%
Other Expenses		1.09%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses		2.85%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Capitalization Portfolio Mid Capitalization Portfolio - Class B	788	1,183	1,704	2,938

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Capitalization Portfolio Mid Capitalization Portfolio - Class B	288	883	1,504	2,938

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.85%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	788
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,704
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,938
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	288
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	883
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,938
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 26 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.)
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Small Cap Portfolio | Small Cap Portfolio Class B

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 33 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Small Capitalization Portfolio
Shareholder Fees		Small Cap Portfolio Small Cap Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Small Cap Portfolio Small Cap Portfolio Class B
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		1.05%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses		2.71%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Investment Quality Bond Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Portfolio Small Cap Portfolio Class B	774	1,141	1,635	2,800

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Portfolio Small Cap Portfolio Class B	274	841	1,435	2,800

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Small Cap Portfolio | Small Cap Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Small Capitalization Portfolio
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.71%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Investment Quality Bond Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	774
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,635
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,800
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	274
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	841
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,435
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,800
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 33 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information Reduced Sales Charge" section.)
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Investment Quality Bond Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

International Equity Portfolio | International Equity Portfolio Class B

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses” located on page 38 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		International Equity Portfolio International Equity Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	International Equity Portfolio International Equity Portfolio Class B
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.90%
Total Annual Portfolio Operating Expenses	3.65%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Portfolio International Equity Portfolio Class B	867	1,417	2,088	3,686

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Portfolio International Equity Portfolio Class B	367	1,117	1,888	3,686

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
International Equity Portfolio | International Equity Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.90%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.65%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	867
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,417
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,686
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	367
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,117
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,888
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,686
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses” located on page 38 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)

Health & Biotchnology Portfolio | Health & Biotechnology Portfolio Class B

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO”, subsection “Fees and Expenses” located on page 43 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class B
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.07%
Total Annual Portfolio Operating Expenses	3.32%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class B	835	1,321	1,931	3,386

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class B	335	1,021	1,731	3,386

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Health & Biotchnology Portfolio | Health & Biotechnology Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.32%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	835
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,931
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,386
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	335
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,021
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,731
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,386
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO”, subsection “Fees and Expenses” located on page 43 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Technology & Communications Portfolio | Technology & Communications Portfolio Class B

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, subsection “Fees and Expenses” located on page 50 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Technology & Communications Portfolio Technology & Communications Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Technology & Communications Portfolio Technology & Communications Portfolio Class B
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		0.94%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses		3.20%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Technology & Communications Portfolio Technology & Communications Portfolio Class B	823	1,286	1,874	3,274

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Technology & Communications Portfolio Technology & Communications Portfolio Class B	323	986	1,674	3,274

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Technology & Communications Portfolio | Technology & Communications Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.20%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	823
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,874
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,274
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	323
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	986
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,674
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,274
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, subsection “Fees and Expenses” located on page 50 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Financial Services Portfolio | Financial Services Portfolio Class B

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO”, subsection “Fees and Expenses” located on page 58 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Financial Services Portfolio Financial Services Portfolio Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Financial Services Portfolio Financial Services Portfolio Class B
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	2.92%
Total Annual Portfolio Operating Expenses	5.18%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Financial Services Portfolio Financial Services Portfolio Class B	1,018	1,850	2,778	4,945

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Financial Services Portfolio Financial Services Portfolio Class B	518	1,550	2,578	4,945

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Financial Services Portfolio | Financial Services Portfolio Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.92%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	5.18%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,018
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,850
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,778
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,945
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	518
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,550
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,578
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,945
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO”, subsection “Fees and Expenses” located on page 58 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Reduced Sales Charge" section.)

Energy & Basic Materials Portfolio | Energy & Basic Materials Class B

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO”, subsection “Fees and Expenses” located on page 65 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Energy & Basic Materials Portfolio Energy & Basic Materials Class B
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	5.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Energy & Basic Materials Portfolio Energy & Basic Materials Class B
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.42%
Total Annual Portfolio Operating Expenses	3.67%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Energy & Basic Materials Portfolio Energy & Basic Materials Class B	869	1,423	2,097	3,704

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Energy & Basic Materials Portfolio Energy & Basic Materials Class B	369	1,123	1,897	3,704

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Energy & Basic Materials Portfolio | Energy & Basic Materials Class B
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.42%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.67%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	869
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,423
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,097
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,704
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	369
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,123
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,704
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class B Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO”, subsection “Fees and Expenses” located on page 65 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)

U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class C

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase. (See "Shareholder Information Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Operating Expenses	U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class C
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.52%
Total Annual Portfolio Operating Expenses	1.99%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class C	302	624	1,073	2,317

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class C	202	624	1,073	2,317

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Only applicable to redemptions made within one year after purchase. (See "Shareholder Information Contingent Deferred Sales Charge").

Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 6 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase. (See "Shareholder Information-Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Operating Expenses	Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class C
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.96%
Total Annual Portfolio Operating Expenses	2.51%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class C	354	782	1,335	2,846

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class C	254	782	1,335	2,846

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	354
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,846
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	254
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	782
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,846
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 6 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Only applicable to redemptions made within one year after purchase. (See "Shareholder Information-Contingent Deferred Sales Charge").

Municipal Bond Portfolio | Municipal Bond Portfolio Class C

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 11 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Municipal Bond Portfolio Municipal Bond Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information- Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Operating Expenses		Municipal Bond Portfolio Municipal Bond Portfolio Class C
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		1.06%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Portfolio Operating Expenses		2.63%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Municipal Bond Portfolio Municipal Bond Portfolio Class C	366	817	1,395	2,964

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Municipal Bond Portfolio Municipal Bond Portfolio Class C	266	817	1,395	2,964

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Municipal Bond Portfolio | Municipal Bond Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.63%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	366
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	817
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,964
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	266
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	817
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,964
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 11 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information- Contingent Deferred Sales Charge").
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Large Cap Value Portfolio | Large Cap Value Portfolio Class C

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO”, subsection “Fees and Expenses” located on page 17 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Large Cap Value Portfolio Large Cap Value Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Operating Expenses	Large Cap Value Portfolio Large Cap Value Portfolio Class C
Management Fees	0.65%
Distribution and/or Service (Rule 12b-1) Fees	1.00%
Other Expenses	0.95%
Total Annual Portfolio Operating Expenses	2.60%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Value Portfolio Large Cap Value Portfolio Class C	363	808	1,380	2,934

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Value Portfolio Large Cap Value Portfolio Class C	263	808	1,380	2,934

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Large Cap Value Portfolio | Large Cap Value Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	363
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	808
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,934
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	263
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	808
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,380
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,934
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO”, subsection “Fees and Expenses” located on page 17 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

Large Cap Growth Portfolio | Large Cap Growth Portfolio Class C

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, subsection “Fees and Expenses” located on page 23 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Large Cap Growth Portfolio Large Cap Growth Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Operating Expenses	Large Cap Growth Portfolio Large Cap Growth Portfolio Class C
Management Fees	0.65%
Distribution and/or Service (Rule 12b-1) Fees	1.00%
Other Expenses	0.87%
Total Annual Portfolio Operating Expenses	2.52%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio Large Cap Growth Portfolio Class C	355	785	1,340	2,856

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio Large Cap Growth Portfolio Class C	255	785	1,340	2,856

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Large Cap Growth Portfolio | Large Cap Growth Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	355
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	785
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	255
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	785
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,340
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,856
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, subsection “Fees and Expenses” located on page 23 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").

Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class C

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 29 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Mid Capitalization Portfolio Mid Capitalization Portfolio - Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Operating Expenses		Mid Capitalization Portfolio Mid Capitalization Portfolio - Class C
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		1.10%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses		2.86%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Capitalization Portfolio Mid Capitalization Portfolio - Class C	389	886	1,508	3,185

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Capitalization Portfolio Mid Capitalization Portfolio - Class C	289	886	1,508	3,185

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.86%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	389
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	886
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,508
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,185
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	289
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	886
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,508
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,185
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 29 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Small Cap Portfolio | Small Cap Portfolio Class C

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 36 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Small Cap Portfolio Small Cap Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Operating Expenses		Small Cap Portfolio Small Cap Portfolio Class C
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		1.06%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses		2.72%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expense in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Portfolio Small Cap Portfolio Class C	375	844	1,440	3,051

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Portfolio Small Cap Portfolio Class C	275	844	1,440	3,051

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Small Cap Portfolio | Small Cap Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.72%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expense in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	375
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	844
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,440
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,051
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	275
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	844
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,440
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,051
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 36 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expense in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

International Equity Portfolio | International Equity Portfolio Class C

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses” located on page 41 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		International Equity Portfolio International Equity Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information- Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Operating Expenses	International Equity Portfolio International Equity Portfolio Class C
Management Fees	0.75%
Distribution and/or Service (Rule 12b-1) Fees	1.00%
Other Expenses	1.87%
Total Annual Portfolio Operating Expenses	3.62%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Portfolio International Equity Portfolio Class C	464	1,109	1,873	3,880

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Portfolio International Equity Portfolio Class C	364	1,109	1,873	3,880

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
International Equity Portfolio | International Equity Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.87%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	464
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,880
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	364
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,109
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,873
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,880
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses” located on page 41 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information- Contingent Deferred Sales Charge").

Health & Biotchnology Portfolio | Health & Biotechnology Porfolio Class C

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO”, subsection “Fees and Expenses” located on page 47 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Health & Biotchnology Portfolio Health & Biotechnology Porfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Operating Expenses	Health & Biotchnology Portfolio Health & Biotechnology Porfolio Class C
Management Fees	1.25%
Distribution and/or Service (Rule 12b-1) Fees	1.00%
Other Expenses	1.09%
Total Annual Portfolio Operating Expenses	3.34%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Health & Biotchnology Portfolio Health & Biotechnology Porfolio Class C	437	1,027	1,741	3,631

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Health & Biotchnology Portfolio Health & Biotechnology Porfolio Class C	337	1,027	1,741	3,631

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Health & Biotchnology Portfolio | Health & Biotechnology Porfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	437
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,027
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,741
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,631
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	337
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,027
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,741
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,631
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO”, subsection “Fees and Expenses” located on page 47 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").

Technology & Communications Portfolio | Technology & Communications Portfolio Class C

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNCIATIONS PORTFOLIO”, subsection “Fees and Expenses” located on page 54 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Technology & Communications Portfolio Technology & Communications Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Operating Expenses		Technology & Communications Portfolio Technology & Communications Portfolio Class C
Management Fees		1.25%
Distribution and/or Service (Rule 12b-1) Fees		1.00%
Other Expenses		1.02%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses		3.28%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratios in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Technology & Communications Portfolio Technology & Communications Portfolio Class C	431	1,010	1,712	3,576

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Technology & Communications Portfolio Technology & Communications Portfolio Class C	331	1,010	1,712	3,576

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Technology & Communications Portfolio | Technology & Communications Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.28%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratios in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	431
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,010
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,576
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	331
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,010
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,712
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,576
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNCIATIONS PORTFOLIO”, subsection “Fees and Expenses” located on page 54 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 3 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratios in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Financial Services Portfolio | Financial Services Portfolio Class C

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO”, subsection “Fees and Expenses” located on page 62 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Financial Services Portfolio Financial Services Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Operating Expenses	Financial Services Portfolio Financial Services Portfolio Class C
Management Fees	1.25%
Distribution and/or Service (Rule 12b-1) Fees	1.00%
Other Expenses	2.94%
Total Annual Portfolio Operating Expenses	5.19%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Financial Services Portfolio Financial Services Portfolio Class C	619	1,553	2,583	5,141

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Financial Services Portfolio Financial Services Portfolio Class C	519	1,553	2,583	5,141

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Financial Services Portfolio | Financial Services Portfolio Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.94%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	5.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	619
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,553
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,583
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,141
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	519
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,553
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,583
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,141
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO”, subsection “Fees and Expenses” located on page 62 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information Contingent Deferred Sales Charge").

Energy & Basic Materials Portfolio | Energey & Basic Materials Class C

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO”, subsection “Fees and Expenses” located on page 69 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		Energy & Basic Materials Portfolio Energey & Basic Materials Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Operating Expenses	Energy & Basic Materials Portfolio Energey & Basic Materials Class C
Management Fees	1.25%
Distribution and/or Service (Rule 12b-1) Fees	1.00%
Other Expenses	1.45%
Total Annual Portfolio Operating Expenses	3.70%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Energy & Basic Materials Portfolio Energey & Basic Materials Class C	472	1,132	1,911	3,950

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Energy & Basic Materials Portfolio Energey & Basic Materials Class C	372	1,132	1,911	3,950

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Energy & Basic Materials Portfolio | Energey & Basic Materials Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	472
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,911
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,950
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	372
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,132
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,911
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,950
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO”, subsection “Fees and Expenses” located on page 69 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information-Contingent Deferred Sales Charge").

U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class I

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U. S. GOVERNMENT MONEY MARKET PORTOFLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class I
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Portfolio Operating Expenses	0.99%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class I	101	315	547	1,213

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class I	101	315	547	1,213

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U. S. GOVERNMENT MONEY MARKET PORTOFLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class I

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTOFLIO”, subsection “Fees and Expenses” located on page 5 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees	Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class I
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class I
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.97%
Total Annual Portfolio Operating Expenses	1.52%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class I	155	480	829	1,813

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Quality Bond Portfolio Investment Quality Bond Portfolio Class I	155	480	829	1,813

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Investment Quality Bond Portfolio | Investment Quality Bond Portfolio Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,813
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTOFLIO”, subsection “Fees and Expenses” located on page 5 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Municipal Bond Portfolio | Municipal Bond Portfolio Class I

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 10 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees	Municipal Bond Portfolio Municipal Bond Portfolio Class I
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Municipal Bond Portfolio Municipal Bond Portfolio Class I
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.05%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Portfolio Operating Expenses		1.62%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Municipal Bond Portfolio Municipal Bond Portfolio Class I	165	511	881	1,922

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Municipal Bond Portfolio Municipal Bond Portfolio Class I	165	511	881	1,922

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Municipal Bond Portfolio | Municipal Bond Portfolio Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.62%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,922
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	511
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	881
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,922
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO”, subsection “Fees and Expenses” located on page 10 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Large Cap Value Portfolio | Large Cap Value Portfolio Class I

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO”, subsection “Fees and Expenses” located on page 15 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees	Large Cap Value Portfolio Large Cap Value Portfolio Class I
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Large Cap Value Portfolio Large Cap Value Portfolio Class I
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.95%
Total Annual Portfolio Operating Expenses	1.60%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Value Portfolio Large Cap Value Portfolio Class I	163	505	871	1,900

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Value Portfolio Large Cap Value Portfolio Class I	163	505	871	1,900

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Large Cap Value Portfolio | Large Cap Value Portfolio Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,900
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	871
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,900
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION VALUE PORTFOLIO”, subsection “Fees and Expenses” located on page 15 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Large Cap Growth Portfolio | Large Cap Growth Portfolio Class I

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, subsection “Fees and Expenses” located on page 20 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees	Large Cap Growth Portfolio Large Cap Growth Portfolio Class I
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Large Cap Growth Portfolio Large Cap Growth Portfolio Class I
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.87%
Total Annual Portfolio Operating Expenses	1.52%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio Large Cap Growth Portfolio Class I	155	480	829	1,813

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio Large Cap Growth Portfolio Class I	155	480	829	1,813

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Large Cap Growth Portfolio | Large Cap Growth Portfolio Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,813
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO”, subsection “Fees and Expenses” located on page 20 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class I

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 25 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees	Mid Capitalization Portfolio Mid Capitalization Portfolio - Class I
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Mid Capitalization Portfolio Mid Capitalization Portfolio - Class I
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.09%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses		1.85%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Capitalization Portfolio Mid Capitalization Portfolio - Class I	188	582	1,001	2,169

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Capitalization Portfolio Mid Capitalization Portfolio - Class I	188	582	1,001	2,169

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Mid Capitalization Portfolio | Mid Capitalization Portfolio - Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.85%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: MID CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 25 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Small Cap Portfolio | Small Cap Portfolio Class I

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 31 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees	Small Cap Portfolio Small Cap Portfolio Class I
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Small Cap Portfolio Small Cap Portfolio Class I
Management Fees		0.65%
Distribution and/or Service ( 12b-1) Fees		none
Other Expenses		1.06%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses		1.72%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expense in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Portfolio Small Cap Portfolio Class I	175	542	933	2,030

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Portfolio Small Cap Portfolio Class I	175	542	933	2,030

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Small Cap Portfolio | Small Cap Portfolio Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.72%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expense in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	542
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	933
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,030
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO”, subsection “Fees and Expenses” located on page 31 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expense in the above fee table will not correlate to the expense ratio in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

International Equity Portfolio | International Equity Portfolio Class I

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses” located on page 36 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees	International Equity Portfolio International Equity Portfolio Class I
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	International Equity Portfolio International Equity Portfolio Class I
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.88%
Total Annual Portfolio Operating Expenses	2.63%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Portfolio International Equity Portfolio Class I	266	817	1,395	2,964

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Portfolio International Equity Portfolio Class I	266	817	1,395	2,964

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
International Equity Portfolio | International Equity Portfolio Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.88%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	266
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	817
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,964
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	266
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	817
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,964
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses” located on page 36 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Health & Biotchnology Portfolio | Health & Biotechnology Portfolio Class I

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO”, subsection “Fees and Expenses” located on page 41of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees	Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class I
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class I
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.09%
Total Annual Portfolio Operating Expenses	2.34%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class I	237	730	1,250	2,676

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Health & Biotchnology Portfolio Health & Biotechnology Portfolio Class I	237	730	1,250	2,676

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Health & Biotchnology Portfolio | Health & Biotechnology Portfolio Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	237
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	730
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,676
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	237
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	730
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,250
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,676
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO”, subsection “Fees and Expenses” located on page 41of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Technology & Communications Portfolio | Technology & Communications Portfolio Class I

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, subsection “Fees and Expenses” located on page 47 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees	Technology & Communications Portfolio Technology & Communications Portfolio Class I
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Technology & Communications Portfolio Technology & Communications Portfolio Class I
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.01%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses		2.27%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratios in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Technology & Communications Portfolio Technology & Communications Portfolio Class I	230	709	1,215	2,605

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Technology & Communications Portfolio Technology & Communications Portfolio Class I	230	709	1,215	2,605

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Technology & Communications Portfolio | Technology & Communications Portfolio Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.27%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratios in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	230
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,215
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,605
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	230
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	709
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,605
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: TECHNOLOGY & COMMUNICATIONS PORTFOLIO”, subsection “Fees and Expenses” located on page 47 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the Expense Cap. The Operating Expenses in the above fee table will not correlate to the expense ratios in the Portfolio's financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").

Financial Services Portfolio | Financial Services Portfolio Class I

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO”, subsection “Fees and Expenses” located on page 54 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees	Financial Services Portfolio Financial Services Portfolio Class I
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Financial Services Portfolio Financial Services Portfolio Class I
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	2.94%
Total Annual Portfolio Operating Expenses	4.19%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Financial Services Portfolio Financial Services Portfolio Class I	421	1,272	2,138	4,364

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Financial Services Portfolio Financial Services Portfolio Class I	421	1,272	2,138	4,364

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Financial Services Portfolio | Financial Services Portfolio Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.94%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	4.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	421
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,272
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,138
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,364
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	421
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,272
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,138
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,364
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: FINANCIAL SERVICES PORTFOLIO”, subsection “Fees and Expenses” located on page 54 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Energy & Basic Materials Portfolio | Energy & Basic Materials Class I

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO”, subsection “Fees and Expenses” located on page 60 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees	Energy & Basic Materials Portfolio Energy & Basic Materials Class I
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	Energy & Basic Materials Portfolio Energy & Basic Materials Class I
Management Fees	1.25%
Distribution and/or Service ( 12b-1) Fees	none
Other Expenses	1.44%
Total Annual Portfolio Operating Expenses	2.69%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Energy & Basic Materials Portfolio Energy & Basic Materials Class I	272	835	1,425	3,022

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Energy & Basic Materials Portfolio Energy & Basic Materials Class I	272	835	1,425	3,022

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Energy & Basic Materials Portfolio | Energy & Basic Materials Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.44%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	272
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	835
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,425
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,022
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	272
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	835
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,425
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,022
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: ENERGY & BASIC MATERIALS PORTFOLIO”, subsection “Fees and Expenses” located on page 60 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class I

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U. S. GOVERNMENT MONEY MARKET PORTOFLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class I
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Portfolio Operating Expenses	0.99%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class I	101	315	547	1,213

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class I	101	315	547	1,213

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
Supplement [Text Block]	cik0000924628_SupplementTextBlock

Supplement dated April 20, 2012 to the Class I Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: U. S. GOVERNMENT MONEY MARKET PORTOFLIO”, subsection “Fees and Expenses” located on page 1 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 1 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

Operating Expenses (U.S. Government Money Market Portfolio, U.S. Government Money Market Portfolio Class I)	0 Months Ended
Dec. 30, 2011
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class I
[OperatingExpensesAbstract]
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Portfolio Operating Expenses	0.99%

Expense Example (U.S. Government Money Market Portfolio, U.S. Government Money Market Portfolio Class I, USD $)	0 Months Ended
Dec. 30, 2011
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class I
[ExpenseExampleAbstract]
1 Year	$ 101
3 Years	315
5 Years	547
10 Years	$ 1,213

Expense Example No Redemption (U.S. Government Money Market Portfolio, U.S. Government Money Market Portfolio Class I, USD $)	0 Months Ended
Dec. 30, 2011
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class I
[ExpenseExampleAbstract]
1 Year	$ 101
3 Years	315
5 Years	547
10 Years	$ 1,213

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 30, 2011